Supplementary Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended								10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Revenue												$ 7,366
Gross Profit												5,615
Net Income / (Loss)												$ (42,580)
Successor [Member]
Net Revenue	$ 342			$ 1,719	$ 1,770	$ 1,915
Gross Profit	255		$ 1,491	1,376	1,412	1,435					$ 4,478
Net Income / (Loss)	$ 2,758			$ (38,707)	$ 1,441	$ (14,730)
Successor [Member] | Class A Common Stock [Member]
Basic weighted average shares outstanding	8,582,699			15,254,389	10,818,459	8,582,699
Diluted weighted average shares outstanding	8,582,699			15,254,389	10,818,459	8,582,699
Basic net income (loss) per share	$ 0.20			$ (2.54)	$ 0.13	$ (1.05)
Diluted net income (loss) per share	$ 0.20			$ (2.54)	$ 0.13	$ (1.05)
Successor [Member] | Class C Common Stock [Member]
Basic weighted average shares outstanding	5,487,300					5,487,300
Diluted weighted average shares outstanding	5,487,300					5,487,300
Basic net income (loss) per share	$ 0.20					$ (1.05)
Diluted net income (loss) per share	$ 0.20					$ (1.05)
Predecessor [Member]
Net Revenue		$ 1,620					$ 1,997	$ 1,742	$ 2,149	$ 2,582			$ 8,470
Gross Profit		1,137					1,561	1,243	1,609	1,993			6,406
Net Income / (Loss)		$ (4,380)					$ (5,541)	$ (10,929)	$ (11,034)	$ (1,671)			$ (29,175)